Fair Value Measurements and Financial Instruments - Summary of Partnership's Loan Receivables and Other Financing Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financing Receivable, Credit Quality Indicators [Table]
Total lease and Financing Lease Receivable	$ 761,388	$ 778,132
Performing Financial Instruments
Financing Receivable, Credit Quality Indicators [Table]
Direct Financing Lease, Net Investment in Lease	655,418	678,326
Performing Financial Instruments | Corporate Joint Venture
Financing Receivable, Credit Quality Indicators [Table]
Direct Financing Lease, Net Investment in Lease, Originated Five or More Years before Latest Fiscal Year	257,445	274,928
Performing Financial Instruments | Subsidiaries
Financing Receivable, Credit Quality Indicators [Table]
Direct Financing Lease, Net Investment in Lease, Originated Five or More Years before Latest Fiscal Year	197,250	200,872
Direct Financing Lease, Net Investment in Lease, Year Three, Originated, Two Years before Current Fiscal Year	200,723	202,526
Performing Financial Instruments | Bahrain LNG Joint Venture | Loans Receivable
Financing Receivable, Credit Quality Indicators [Table]
Financing Receivable, Originated Five or More Years before Latest Fiscal Year	$ 105,970	$ 99,806